Annual Fund Operating Expenses	Jan. 27, 2026
Empiric Fund | Empiric Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.98%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.24%
Empiric Fund | Empiric Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.98%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.99%
JAG Large Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	1.50%
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.67%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.57%)	[2]
Net Expenses (as a percentage of Assets)	0.90%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in his fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	JAG Capital Management LLC (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.50%, 1.25% and 0.90% for Class A, Class I and Class R, respectively, through January 31, 2027. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser, by the Adviser with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after such recoupment is taken into account, the recoupment can be achieved within both the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.